EMPOWER FUNDS, INC.
("Empower Funds")
Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund
Institutional Class Ticker / MXERX	Institutional Class Ticker / MXMSX
Investor Class Ticker / MXISX	Investor Class Ticker / MXMTX
Class L Ticker / MXNSX
Empower Small Cap Value Fund
Institutional Class Ticker / MXTFX
Investor Class Ticker / MXLSX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.94%
22,034	AdvanSix Inc	$ 499,070
25,068	Balchem Corp	4,161,288
83,441	Celanese Corp	4,736,945
37,294	Century Aluminum Co(a)	692,177
111,753	Chemours Co	1,512,018
169,142	Element Solutions Inc	3,824,301
94,175	FMC Corp	3,973,243
14,238	Hawkins Inc	1,508,089
42,163	HB Fuller Co	2,366,188
28,035	Ingevity Corp(a)	1,109,906
18,885	Innospec Inc	1,789,354
12,360	Kaiser Aluminum Corp	749,263
14,905	Koppers Holdings Inc	417,340
23,963	Minerals Technologies Inc	1,523,328
92,693	MP Materials Corp(a)(b)	2,262,636
10,146	Quaker Chemical Corp	1,254,147
13,370	Rogers Corp(a)	902,876
32,695	Sensient Technologies Corp	2,433,489
16,801	Stepan Co	924,727
25,974	Sylvamo Corp	1,742,076
		38,382,461
Communications — 4.29%
58,776	A10 Networks Inc	960,400
3,349	Cable One Inc	890,064
44,193	Calix Inc(a)	1,566,200
66,840	Cargurus Inc(a)	1,947,049
40,501	Cars.com Inc(a)	456,446
32,284	Cogent Communications Holdings Inc	1,979,332
20,094	ePlus Inc(a)	1,226,337
86,703	Etsy Inc(a)	4,090,647
98,540	Extreme Networks Inc(a)	1,303,684
41,248	Gogo Inc(a)(b)	355,558
85,235	Harmonic Inc(a)	817,404
17,725	HealthStream Inc	570,390
54,476	IAC Inc(a)	2,502,628
19,650	InterDigital Inc	4,062,637
18,076	Liquidity Services Inc(a)	560,537
761,918	Lumen Technologies Inc(a)	2,986,719
45,013	QuinStreet Inc(a)	803,032
20,684	Scholastic Corp	390,514
37,859	Shenandoah Telecommunications Co	475,888
19,648	Shutterstock Inc	366,042
90,975	Sprinklr Inc Class A(a)	759,641
23,007	TechTarget Inc(a)	340,734
123,322	TEGNA Inc	2,246,927
75,071	Telephone & Data Systems Inc	2,908,251
33,324	Thryv Holdings Inc(a)	426,880
83,442	TripAdvisor Inc(a)	1,182,373
70,008	Viasat Inc(a)	729,483
171,201	Viavi Solutions Inc(a)	1,915,739
49,688	Yelp Inc(a)	1,839,947
31,687	Ziff Davis Inc(a)	1,190,797
		41,852,280
Shares		Fair Value
Consumer, Cyclical — 13.65%
52,037	Academy Sports & Outdoors Inc	$ 2,373,408
20,674	Acushnet Holdings Corp	1,419,477
61,261	Adient PLC(a)	787,816
44,621	Advance Auto Parts Inc(b)	1,749,589
11,636	Allegiant Travel Co	600,999
98,314	American Axle & Manufacturing Holdings Inc(a)	400,138
130,980	American Eagle Outfitters Inc	1,521,988
15,092	Asbury Automotive Group Inc(a)	3,332,917
18,742	BJ's Restaurants Inc(a)	642,101
61,261	Bloomin' Brands Inc	439,241
23,560	Boot Barn Holdings Inc(a)	2,531,051
166,002	BorgWarner Inc	4,755,957
33,568	Brinker International Inc(a)	5,003,310
23,879	Buckle Inc	915,043
23,112	Caleres Inc	398,220
28,531	Carter's Inc	1,166,918
6,093	Cavco Industries Inc(a)	3,166,106
20,560	Century Communities Inc	1,379,576
39,655	Champion Homes Inc(a)	3,757,708
35,384	Cheesecake Factory Inc(b)	1,721,785
82,421	Cinemark Holdings Inc	2,051,459
18,042	Cracker Barrel Old Country Store Inc(b)	700,390
95,229	Dana Inc	1,269,403
21,730	Dave & Buster's Entertainment Inc(a)(b)	381,796
20,963	Dorman Products Inc(a)	2,526,880
19,900	Dream Finders Homes Inc Class A(a)(b)	448,944
16,047	Ethan Allen Interiors Inc	444,502
60,143	Foot Locker Inc(a)	848,016
32,757	Fox Factory Holding Corp(a)	764,548
36,784	Freshpet Inc(a)	3,059,325
28,474	G-III Apparel Group Ltd(a)	778,764
22,215	Gentherm Inc(a)	594,029
29,976	GMS Inc(a)	2,193,344
17,300	Golden Entertainment Inc	456,547
22,604	Green Brick Partners Inc(a)	1,318,039
9,820	Group 1 Automotive Inc	3,750,749
24,282	Guess? Inc(b)	268,802
264,619	Hanesbrands Inc(a)	1,526,852
35,842	HNI Corp	1,589,593
17,902	Installed Building Products Inc	3,069,477
45,853	Interface Inc	909,724
13,144	Jack in the Box Inc	357,385
223,035	JetBlue Airways Corp(a)	1,075,029
88,605	Kohl's Corp(b)	724,789
38,303	Kontoor Brands Inc	2,456,371
30,777	La-Z-Boy Inc	1,203,073
19,177	LCI Industries	1,676,645
106,462	Leggett & Platt Inc	842,114
15,104	LGI Homes Inc(a)	1,003,963
20,867	M/I Homes Inc(a)	2,382,594

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
12,852	Madison Square Garden Sports Corp(a)	$ 2,502,541
13,204	MarineMax Inc(a)(b)	283,886
55,799	Meritage Homes Corp	3,955,033
52,184	MillerKnoll Inc	998,802
9,490	Monarch Casino & Resort Inc	737,848
56,332	National Vision Holdings Inc(a)	719,923
316,751	Newell Brands Inc	1,963,856
25,977	ODP Corp(a)	372,250
80,469	OPENLANE Inc(a)	1,551,442
10,754	Oxford Industries Inc(b)	630,937
25,763	Papa John's International Inc	1,058,344
25,648	Patrick Industries Inc	2,168,795
8,993	PC Connection Inc	561,343
115,484	Penn Entertainment Inc(a)	1,883,544
31,067	Phinia Inc	1,318,173
18,632	PriceSmart Inc	1,636,821
14,941	Pursuit Attractions & Hospitality Inc(a)	528,762
111,758	Resideo Technologies Inc(a)	1,978,117
48,110	Rush Enterprises Inc Class A	2,569,555
291,047	Sabre Corp(a)	817,842
73,086	Sally Beauty Holdings Inc(a)	659,967
17,225	ScanSource Inc(a)	585,822
30,837	Shake Shack Inc Class A(a)	2,718,898
11,505	Shoe Carnival Inc	252,995
33,382	Signet Jewelers Ltd	1,938,159
71,980	Six Flags Entertainment Corp	2,567,527
31,126	SkyWest Inc(a)	2,719,479
11,927	Sonic Automotive Inc Class A	679,362
86,615	Sonos Inc(a)	924,182
16,876	Standard Motor Products Inc	420,719
53,641	Steven Madden Ltd	1,428,996
33,995	Sun Country Airlines Holdings Inc(a)	418,818
32,525	Titan International Inc(a)	272,885
110,076	Topgolf Callaway Brands Corp(a)	725,401
71,561	Tri Pointe Homes Inc(a)	2,284,227
11,497	UniFirst Corp	2,000,478
42,887	Urban Outfitters Inc(a)	2,247,279
57,995	Victoria's Secret & Co(a)	1,077,547
21,186	Winnebago Industries Inc	730,070
64,057	Wolverine World Wide Inc	891,033
18,815	XPEL Inc(a)	552,785
		133,070,937
Consumer, Non-Cyclical — 18.96%
48,380	ABM Industries Inc	2,291,277
92,413	ACADIA Pharmaceuticals Inc(a)	1,534,980
82,845	AdaptHealth Corp(a)	898,040
13,190	Addus HomeCare Corp(a)	1,304,359
182,158	ADMA Biologics Inc(a)	3,614,015
28,885	Adtalem Global Education Inc(a)	2,906,986
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
37,767	Alarm.com Holdings Inc(a)	$ 2,101,734
124,678	Alkermes PLC(a)	4,116,867
27,804	AMN Healthcare Services Inc(a)	680,086
27,758	Amphastar Pharmaceuticals Inc(a)	804,704
25,077	Andersons Inc	1,076,556
12,318	ANI Pharmaceuticals Inc(a)	824,690
46,605	Arcus Biosciences Inc(a)	365,849
73,711	Arlo Technologies Inc(a)	727,528
92,668	Arrowhead Pharmaceuticals Inc(a)	1,180,590
26,897	Artivion Inc(a)	661,128
31,064	Astrana Health Inc(a)	963,295
37,738	Avanos Medical Inc(a)	540,786
33,678	Azenta Inc(a)	1,166,606
54,787	B&G Foods Inc(b)	376,387
26,391	BioLife Solutions Inc(a)	602,770
31,349	Cal-Maine Foods Inc	2,849,624
85,034	Catalyst Pharmaceuticals Inc(a)	2,062,074
7,690	Central Garden & Pet Co(a)	281,915
40,183	Central Garden & Pet Co Class A(a)	1,315,190
87,574	Certara Inc(a)	866,983
27,531	Chefs' Warehouse Inc(a)	1,499,338
25,384	Collegium Pharmaceutical Inc(a)	757,712
83,544	Concentra Group Holdings Parent Inc	1,812,905
22,678	CONMED Corp	1,369,524
71,853	Corcept Therapeutics Inc(a)	8,207,050
83,044	CoreCivic Inc(a)	1,684,963
21,017	CorVel Corp(a)	2,353,273
88,987	Cytek Biosciences Inc(a)	356,838
36,902	Deluxe Corp	583,421
91,747	Dynavax Technologies Corp(a)	1,189,959
35,929	Edgewell Personal Care Co	1,121,344
48,196	Embecta Corp	614,499
42,029	Enovis Corp(a)	1,605,928
48,068	EVERTEC Inc	1,767,460
71,097	Fortrea Holdings Inc(a)	536,782
24,379	Fresh Del Monte Produce Inc	751,605
104,962	GEO Group Inc(a)	3,065,940
42,489	Glaukos Corp(a)	4,181,767
77,561	Grocery Outlet Holding Corp(a)	1,084,303
30,349	Harmony Biosciences Holdings Inc(a)	1,007,283
60,917	Healthcare Services Group Inc(a)	614,043
14,777	Heidrick & Struggles International Inc	632,899
18,098	Helen of Troy Ltd(a)	968,062
109,117	Hertz Global Holdings Inc(a)(b)	429,921
18,897	ICU Medical Inc(a)	2,624,037
40,646	Innoviva Inc(a)	736,912

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,513	Inspire Medical Systems Inc(a)	$ 3,585,871
25,854	Integer Holdings Corp(a)	3,051,031
49,150	Integra LifeSciences Holdings Corp(a)	1,080,808
13,490	Interparfums Inc	1,536,106
11,612	J & J Snack Foods Corp	1,529,533
6,474	John B Sanfilippo & Son Inc	458,748
30,082	John Wiley & Sons Inc Class A	1,340,454
38,574	Korn Ferry	2,616,474
19,512	Krystal Biotech Inc(a)	3,518,014
15,144	LeMaitre Vascular Inc	1,270,582
14,105	Ligand Pharmaceuticals Inc(a)	1,483,000
49,689	LiveRamp Holdings Inc(a)	1,298,870
25,119	Matthews International Corp Class A	558,647
43,944	Merit Medical Systems Inc(a)	4,645,320
9,162	MGP Ingredients Inc	269,180
65,889	Mister Car Wash Inc(a)	519,864
25,163	Monro Inc	364,109
64,819	Myriad Genetics Inc(a)	574,945
17,332	National Beverage Corp	719,971
9,661	National HealthCare Corp	896,541
145,466	Neogen Corp(a)	1,261,190
102,694	NeoGenomics Inc(a)	974,566
34,046	Omnicell Inc(a)	1,190,248
198,542	Organon & Co	2,956,290
60,961	Owens & Minor Inc(a)	550,478
34,310	Pacira BioSciences Inc(a)	852,603
59,385	Patterson Cos Inc	1,855,187
191,530	Payoneer Global Inc(a)	1,400,084
61,393	Pediatrix Medical Group Inc(a)	889,585
45,686	Perdoceo Education Corp	1,150,373
17,144	Phibro Animal Health Corp Class A	366,196
71,314	Premier Inc Class A(b)	1,374,934
38,074	Prestige Consumer Healthcare Inc(a)	3,273,222
33,236	PROG Holdings Inc	884,078
58,571	Progyny Inc(a)	1,308,476
45,742	Protagonist Therapeutics Inc(a)	2,212,083
34,119	Quanex Building Products Corp	634,272
49,702	QuidelOrtho Corp(a)	1,738,079
50,280	RadNet Inc(a)	2,499,922
76,448	Robert Half Inc	4,170,238
79,678	Select Medical Holdings Corp	1,330,623
70,392	Simply Good Foods Co(a)	2,427,820
27,898	SpartanNash Co	565,213
36,271	STAAR Surgical Co(a)	639,458
18,774	Strategic Education Inc	1,576,265
32,225	Stride Inc(a)	4,076,462
40,561	Supernus Pharmaceuticals Inc(a)	1,328,373
47,460	Tandem Diabetes Care Inc(a)	909,334
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
35,387	Teleflex Inc	$ 4,890,129
102,837	TG Therapeutics Inc(a)	4,054,863
13,850	Tootsie Roll Industries Inc	436,011
25,353	TransMedics Group Inc(a)	1,705,750
32,884	TreeHouse Foods Inc(a)	890,828
5,339	UFP Technologies Inc(a)	1,076,930
47,622	United Natural Foods Inc(a)	1,304,367
19,688	Universal Corp	1,103,512
40,465	Upbound Group Inc	969,541
12,077	US Physical Therapy Inc	873,892
7,208	USANA Health Sciences Inc(a)	194,400
37,267	Vericel Corp(a)	1,662,854
127,200	Verra Mobility Corp(a)	2,863,272
91,516	Vestis Corp	906,008
77,987	Vir Biotechnology Inc(a)	505,356
10,404	WD-40 Co	2,538,576
140,098	WillScot Holdings Corp	3,894,724
48,705	WK Kellogg Co(b)	970,691
50,021	Xencor Inc(a)	532,223
		184,760,434
Energy — 4.61%
8,706	Alpha Metallurgical Resources Inc(a)	1,090,426
135,054	Archrock Inc	3,543,817
52,419	Atlas Energy Solutions Inc(b)	935,155
17,357	Bristow Group Inc(a)	548,134
54,875	California Resources Corp	2,412,854
71,079	Comstock Resources Inc(a)(b)	1,445,747
38,935	Core Laboratories Inc	583,636
39,089	Core Natural Resources Inc	3,013,762
139,749	Crescent Energy Co Class A	1,570,779
23,679	CVR Energy Inc	459,373
78,250	DNOW Inc(a)	1,336,510
112,208	Helix Energy Solutions Group Inc(a)	932,448
74,868	Helmerich & Payne Inc	1,955,552
31,445	Innovex International Inc(a)	564,752
123,570	Liberty Energy Inc	1,956,113
143,301	Magnolia Oil & Gas Corp Class A	3,619,783
76,648	Northern Oil & Gas Inc	2,317,069
75,964	Oceaneering International Inc(a)	1,656,775
45,885	Par Pacific Holdings Inc(a)	654,320
271,400	Patterson-UTI Energy Inc	2,230,908
89,618	Peabody Energy Corp	1,214,324
64,567	ProPetro Holding Corp(a)	474,567
10,697	REX American Resources Corp(a)	401,886
54,652	RPC Inc(b)	300,586
88,176	SM Energy Co	2,640,871
43,028	SolarEdge Technologies Inc(a)(b)	696,193
67,275	SunCoke Energy Inc	618,930
163,831	Sunrun Inc(a)(b)	960,050
92,160	Talos Energy Inc(a)	895,795

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Energy — (continued)
36,022	Tidewater Inc(a)	$ 1,522,650
21,966	Vital Energy Inc(a)	466,119
39,657	Warrior Met Coal Inc	1,892,432
		44,912,316
Financial — 27.40%
90,853	Acadia Realty Trust REIT	1,903,370
23,082	Acadian Asset Management Inc	596,901
79,855	Air Lease Corp	3,857,793
54,150	Alexander & Baldwin Inc REIT	933,004
37,629	American Assets Trust Inc REIT	757,848
49,823	Ameris Bancorp	2,868,310
13,862	AMERISAFE Inc	728,448
94,708	Apollo Commercial Real Estate Finance Inc REIT	906,356
172,218	Apple Hospitality Inc REIT	2,223,334
142,333	Arbor Realty Trust Inc REIT(b)	1,672,413
67,340	Armada Hoffler Properties Inc REIT	505,723
59,540	ARMOUR Residential Inc REIT(b)	1,018,134
54,081	Artisan Partners Asset Management Inc Class A	2,114,567
36,890	Assured Guaranty Ltd	3,250,009
99,699	Atlantic Union Bankshares Corp	3,104,627
41,771	Axos Financial Inc(a)	2,695,065
102,749	Banc of California Inc	1,458,008
14,953	BancFirst Corp	1,642,886
36,429	Bancorp Inc(a)	1,924,908
30,251	Bank of Hawaii Corp	2,086,411
56,776	BankUnited Inc	1,955,365
25,882	Banner Corp	1,650,495
35,265	Berkshire Hills Bancorp Inc	920,064
285,782	BGC Group Inc Class A	2,620,621
128,532	Blackstone Mortgage Trust Inc Class A REIT (b)	2,570,640
143,285	Brandywine Realty Trust REIT	639,051
38,261	Bread Financial Holdings Inc	1,916,111
69,851	Brookline Bancorp Inc	761,376
89,035	Capitol Federal Financial Inc	498,596
144,448	CareTrust Inc REIT	4,128,324
54,953	Cathay General Bancorp	2,364,628
13,240	Centerspace REIT	857,290
22,358	Central Pacific Financial Corp	604,560
10,869	City Holding Co	1,276,781
208,673	Cleanspark Inc(a)(b)	1,402,283
20,097	Cohen & Steers Inc	1,612,784
40,567	Community Financial System Inc	2,306,640
71,190	Curbline Properties Corp REIT	1,722,086
173,561	Cushman & Wakefield PLC(a)	1,773,793
Shares		Fair Value
Financial — (continued)
21,803	Customers Bancorp Inc(a)	$ 1,094,511
99,430	CVB Financial Corp	1,835,478
165,581	DiamondRock Hospitality Co REIT	1,278,285
30,958	Dime Community Bancshares Inc	863,109
127,396	Douglas Emmett Inc REIT	2,038,336
21,758	Eagle Bancorp Inc	456,918
73,851	Easterly Government Properties Inc REIT	782,821
66,765	Ellington Financial Inc REIT(b)	885,304
66,084	Elme Communities REIT	1,149,862
17,955	Employers Holdings Inc	909,241
18,663	Encore Capital Group Inc(a)	639,768
19,870	Enova International Inc(a)	1,918,647
141,817	Essential Properties Realty Trust Inc REIT(b)	4,628,907
61,369	eXp World Holdings Inc(b)	600,189
42,631	EZCORP Inc Class A(a)	627,528
25,763	FB Financial Corp	1,194,373
156,157	First BanCorp	3,632,548
74,491	First Commonwealth Financial Corp	1,157,590
72,184	First Financial Bancorp	1,803,156
94,629	First Hawaiian Inc	2,312,733
77,197	Four Corners Property Trust Inc REIT	2,215,554
63,562	Franklin BSP Realty Trust Inc REIT	809,780
140,259	Fulton Financial Corp	2,537,285
329,595	Genworth Financial Inc(a)	2,336,829
37,846	Getty Realty Corp REIT	1,180,038
149,570	Global Net Lease Inc REIT	1,202,543
18,595	Goosehead Insurance Inc Class A	2,195,326
91,446	HA Sustainable Infrastructure Capital Inc	2,673,881
24,622	Hanmi Financial Corp	557,935
6,468	HCI Group Inc	965,220
27,886	Heritage Financial Corp	678,466
81,180	Highwoods Properties Inc REIT	2,406,175
36,553	Hilltop Holdings Inc	1,113,039
95,357	Hope Bancorp Inc	998,388
30,067	Horace Mann Educators Corp	1,284,763
32,350	Independent Bank Corp	2,026,728
22,341	Innovative Industrial Properties Inc REIT	1,208,425
55,763	Jackson Financial Inc Class A	4,671,824
67,586	JBG Smith Properties REIT(b)	1,088,810
90,921	Kennedy-Wilson Holdings Inc	789,194
47,823	KKR Real Estate Finance Trust Inc REIT	516,488
19,029	Lakeland Financial Corp	1,131,084
128,612	Lincoln National Corp	4,618,457
34,934	LTC Properties Inc REIT	1,238,410

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
224,000	LXP Industrial Trust REIT	$ 1,937,600
189,505	Macerich Co REIT	3,253,801
256,025	MARA Holdings Inc(a)(b)	2,944,288
19,773	Marcus & Millichap Inc	681,180
462,720	Medical Properties Trust Inc REIT(b)	2,790,202
20,957	Mercury General Corp	1,171,496
91,715	Millrose Properties Inc REIT(a)	2,431,365
54,387	Moelis & Co Class A	3,174,025
48,391	Mr Cooper Group Inc(a)	5,787,564
28,544	National Bank Holdings Corp Class A	1,092,379
56,298	Navient Corp	711,044
35,316	NBT Bancorp Inc	1,515,056
74,062	New York Mortgage Trust Inc REIT	480,662
15,980	NexPoint Residential Trust Inc REIT	631,689
60,334	NMI Holdings Inc(a)	2,175,041
93,037	Northwest Bancshares Inc	1,118,305
35,220	OFG Bancorp	1,409,504
107,341	Outfront Media Inc REIT	1,732,484
72,364	Pacific Premier Bancorp Inc	1,542,801
20,427	Palomar Holdings Inc(a)	2,800,133
10,953	Park National Corp	1,658,284
18,466	Pathward Financial Inc	1,347,095
87,630	Pebblebrook Hotel Trust REIT	887,692
67,042	PennyMac Mortgage Investment Trust REIT	982,165
94,626	Phillips Edison & Co Inc REIT	3,452,903
12,238	Piper Sandler Cos	3,030,863
18,250	PJT Partners Inc Class A	2,516,310
28,144	PRA Group Inc(a)	580,329
8,976	Preferred Bank	750,932
38,384	ProAssurance Corp(a)	896,266
98,230	Provident Financial Services Inc	1,686,609
111,509	Radian Group Inc	3,687,603
119,971	Ready Capital Corp REIT(b)	610,652
93,096	Redwood Trust Inc REIT	565,093
70,341	Renasant Corp	2,386,670
45,288	Ryman Hospitality Properties Inc REIT(b)	4,141,135
27,783	S&T Bancorp Inc	1,029,360
34,519	Safehold Inc REIT	646,196
11,285	Safety Insurance Group Inc	890,161
10,575	Saul Centers Inc REIT	381,440
63,742	Seacoast Banking Corp of Florida	1,640,082
38,677	ServisFirst Bancshares Inc	3,194,720
95,363	Simmons First National Corp Class A	1,957,802
72,418	SiriusPoint Ltd(a)	1,252,107
32,789	SITE Centers Corp REIT	421,011
52,817	SL Green Realty Corp REIT	3,047,541
20,093	Southside Bancshares Inc	581,893
28,124	St Joe Co	1,320,422
Shares		Fair Value
Financial — (continued)
37,653	Stellar Bancorp Inc	$ 1,041,482
50,707	StepStone Group Inc Class A	2,648,427
21,193	Stewart Information Services Corp	1,512,121
33,000	StoneX Group Inc(a)	2,520,502
77,145	Summit Hotel Properties Inc REIT	417,354
150,025	Sunstone Hotel Investors Inc REIT	1,411,735
85,436	Tanger Inc REIT	2,886,882
75,369	Terreno Realty Corp REIT	4,764,828
8,951	Tompkins Financial Corp	563,734
17,466	Triumph Financial Inc(a)	1,009,535
24,958	Trupanion Inc(a)(b)	930,185
15,661	TrustCo Bank Corp	477,347
45,868	Trustmark Corp	1,581,987
80,000	Two Harbors Investment Corp REIT	1,068,800
91,908	United Community Banks Inc	2,585,372
14,528	United Fire Group Inc	427,995
177,914	Uniti Group Inc REIT	896,687
10,803	Universal Health Realty Income Trust REIT	442,491
94,281	Urban Edge Properties REIT	1,791,339
60,080	Veris Residential Inc REIT	1,016,554
43,086	Veritex Holdings Inc	1,075,857
61,814	Virtu Financial Inc Class A	2,356,350
5,278	Virtus Investment Partners Inc	909,716
61,290	WaFd Inc	1,751,668
24,436	Walker & Dunlop Inc	2,085,857
19,677	Westamerica BanCorp	996,247
31,707	Whitestone REIT	461,971
83,973	WisdomTree Inc	749,039
2,760	World Acceptance Corp(a)	349,278
45,348	WSFS Financial Corp	2,352,201
79,569	Xenia Hotels & Resorts Inc REIT	935,731
		267,026,776
Industrial — 16.21%
26,686	AAR Corp(a)	1,494,149
29,034	Advanced Energy Industries Inc	2,767,231
21,615	AeroVironment Inc(a)	2,576,292
7,934	Alamo Group Inc	1,413,918
23,630	Albany International Corp Class A	1,631,415
12,060	American Woodmark Corp(a)	709,490
16,141	Apogee Enterprises Inc	747,813
17,257	ArcBest Corp	1,217,999
37,596	Arcosa Inc	2,899,404
32,897	Armstrong World Industries Inc	4,634,529
18,487	Astec Industries Inc	636,877
22,629	AZZ Inc	1,892,011
22,693	Badger Meter Inc	4,317,343
26,669	Benchmark Electronics Inc	1,014,222

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
29,601	Boise Cascade Co	$ 2,903,562
33,996	Brady Corp Class A	2,401,477
51,447	Cactus Inc Class A	2,357,816
12,620	CSW Industrials Inc	3,678,982
23,653	CTS Corp	982,782
26,879	Dorian LPG Ltd	600,477
9,384	DXP Enterprises Inc(a)	771,928
22,443	Dycom Industries Inc(a)	3,418,967
48,786	Energizer Holdings Inc	1,459,677
40,937	Enerpac Tool Group Corp	1,836,434
16,178	Enpro Inc	2,617,439
54,594	Enviri Corp(a)	363,050
19,853	ESCO Technologies Inc	3,159,009
38,142	Everus Construction Group Inc(a)	1,414,687
47,105	Federal Signal Corp	3,464,573
17,265	Forward Air Corp(a)	346,854
30,300	Franklin Electric Co Inc	2,844,564
58,523	Frontdoor Inc(a)	2,248,454
174,797	Gates Industrial Corp PLC(a)	3,218,013
22,679	Gibraltar Industries Inc(a)	1,330,350
33,673	Granite Construction Inc	2,538,944
23,173	Greenbrier Cos Inc	1,186,921
30,288	Griffon Corp	2,165,592
106,435	Hayward Holdings Inc(a)	1,481,575
37,558	Heartland Express Inc	346,285
52,178	Hillenbrand Inc	1,259,577
45,766	Hub Group Inc Class A	1,701,122
24,251	Ichor Holdings Ltd(a)	548,315
15,850	Insteel Industries Inc	416,855
30,121	International Seaways Inc(b)	1,000,017
34,763	Itron Inc(a)	3,641,772
35,103	JBT Marel Corp	4,289,587
9,057	Kadant Inc(b)	3,051,394
57,329	Kennametal Inc	1,221,108
70,202	Knowles Corp(a)	1,067,070
114,983	Kratos Defense & Security Solutions Inc(a)	3,413,845
8,649	Lindsay Corp	1,094,271
47,778	Marten Transport Ltd	655,514
94,079	Masterbrand Inc(a)	1,228,672
15,380	Materion Corp	1,255,008
25,595	Matson Inc	3,280,511
38,279	Mercury Systems Inc(a)	1,649,442
4,422	Mesa Laboratories Inc	524,715
29,820	Metallus Inc(a)	398,395
21,602	Moog Inc Class A	3,744,707
119,478	Mueller Water Products Inc Class A	3,037,131
12,066	MYR Group Inc(a)	1,364,544
3,954	National Presto Industries Inc	347,596
37,853	NV5 Global Inc(a)	729,427
114,378	O-I Glass Inc(a)	1,311,916
11,995	OSI Systems Inc(a)	2,331,108
20,979	Plexus Corp(a)	2,688,039
6,902	Powell Industries Inc	1,175,618
17,312	Proto Labs Inc(a)	606,612
106,313	RXO Inc(a)	2,030,578
Shares		Fair Value
Industrial — (continued)
40,837	Sanmina Corp(a)	$ 3,110,963
34,739	Schneider National Inc Class B	793,786
112,331	Sealed Air Corp	3,246,366
35,006	SPX Technologies Inc(a)	4,508,073
9,049	Standex International Corp	1,460,418
13,856	Sturm Ruger & Co Inc	544,402
14,519	Tennant Co	1,157,890
62,160	Trinity Industries Inc	1,744,210
59,701	Triumph Group Inc(a)	1,512,823
76,919	TTM Technologies Inc(a)	1,577,609
17,336	Vicor Corp(a)	810,978
83,986	Vishay Intertechnology Inc	1,335,377
45,859	Werner Enterprises Inc	1,343,669
42,602	World Kinect Corp	1,208,193
23,808	Worthington Enterprises Inc	1,192,543
25,407	Worthington Steel Inc	643,559
109,898	Zurn Elkay Water Solutions Corp	3,624,436
		157,970,866
Technology — 7.41%
80,878	ACI Worldwide Inc(a)	4,424,835
86,736	Adeia Inc	1,146,650
16,489	Agilysys Inc(a)	1,196,112
19,283	Alpha & Omega Semiconductor Ltd(a)	479,375
109,993	Amentum Holdings Inc(a)	2,001,873
24,826	Axcelis Technologies Inc(a)	1,233,107
39,391	Blackline Inc(a)	1,907,312
110,364	Box Inc Class A(a)	3,405,833
17,225	CEVA Inc(a)	441,132
71,399	Clear Secure Inc Class A	1,849,948
33,505	Cohu Inc(a)	492,859
31,731	Corsair Gaming Inc(a)	281,137
20,954	CSG Systems International Inc	1,267,088
29,591	Digi International Inc(a)	823,518
48,048	DigitalOcean Holdings Inc(a)	1,604,323
34,831	Diodes Inc(a)	1,503,654
21,240	Donnelley Financial Solutions Inc(a)	928,400
105,087	DoubleVerify Holdings Inc(a)	1,405,013
139,719	DXC Technology Co(a)	2,382,209
58,733	FormFactor Inc(a)	1,661,557
44,347	Grid Dynamics Holdings Inc(a)	694,031
17,212	Impinj Inc(a)	1,561,128
21,051	Insight Enterprises Inc(a)	3,157,440
39,990	Kulicke & Soffa Industries Inc	1,318,870
61,419	MaxLinear Inc(a)	667,010
47,838	N-able Inc(a)	339,171
54,207	NCR Atleos Corp(a)	1,429,981
108,934	NCR Voyix Corp(a)	1,062,107
54,176	NetScout Systems Inc(a)	1,138,238
22,308	PDF Solutions Inc(a)	426,306
43,096	Penguin Solutions Inc(a)	748,578
50,415	Photronics Inc(a)	1,046,615

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
120,897	Pitney Bowes Inc	$ 1,094,118
78,107	Privia Health Group Inc(a)	1,753,502
32,424	Progress Software Corp	1,670,160
71,448	Qorvo Inc(a)	5,173,550
87,073	Sandisk Corp(a)	4,145,546
44,334	Schrodinger Inc(a)	875,153
64,954	Semtech Corp(a)	2,234,418
10,733	Simulations Plus Inc	263,173
14,605	SiTime Corp(a)	2,232,666
42,129	SolarWinds Corp(a)	776,438
28,996	SPS Commerce Inc(a)	3,848,639
71,709	Teradata Corp(a)	1,612,018
36,050	Ultra Clean Holdings Inc(a)	771,831
46,104	Veeco Instruments Inc(a)	925,768
111,922	Wolfspeed Inc(a)(b)	342,481
90,435	Xerox Holdings Corp(b)	436,801
		72,181,672
Utilities — 2.45%
28,865	American States Water Co	2,271,098
60,687	Avista Corp	2,540,965
45,306	California Water Service Group	2,195,529
17,390	Chesapeake Utilities Corp	2,233,398
25,111	Clearway Energy Inc Class A	714,659
63,932	Clearway Energy Inc Class C	1,935,221
157,170	MDU Resources Group Inc	2,657,745
27,829	MGE Energy Inc	2,586,984
13,080	Middlesex Water Co	838,428
30,975	Northwest Natural Holding Co	1,323,252
32,160	Otter Tail Corp	2,584,699
23,356	SJW Group	1,277,340
11,612	Unitil Corp	669,896
		23,829,214
TOTAL COMMON STOCK — 98.92% (Cost $961,517,213)		$963,986,956
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
32,013,308	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.29%(d)	$ 32,013,308
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.28% (Cost $32,013,308)		$32,013,308
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.67%
$ 6,581,000	U.S. Treasury Bills(e) 4.23%, 05/15/2025	6,547,121
TOTAL SHORT TERM INVESTMENTS — 0.67% (Cost $6,547,121)		$6,547,121
TOTAL INVESTMENTS — 102.87% (Cost $1,000,077,642)		$1,002,547,385
OTHER ASSETS & LIABILITIES, NET — (2.87)%		$(27,991,925)
TOTAL NET ASSETS — 100.00%		$974,555,460

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
Russell 2000 E-mini Futures	108	USD	10,946	Jun 2025	$(235,137)
				Net Depreciation	$(235,137)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.86%
100,085	Element Solutions Inc	$ 2,262,922
10,772	Steel Dynamics Inc	1,347,362
		3,610,284
Communications — 3.02%
29,895	Ciena Corp(a)	1,806,555
5,141	Credo Technology Group Holding Ltd(a)	206,462
92,900	DigitalBridge Group Inc	819,378
41,800	Grindr Inc(a)	748,220
20,699	Opera Ltd	329,942
75,616	Powerfleet Inc(a)	415,132
14,416	Q2 Holdings Inc(a)	1,153,424
20,890	QuinStreet Inc(a)	372,678
		5,851,791
Consumer, Cyclical — 9.28%
23,213	Academy Sports & Outdoors Inc(b)	1,058,745
12,712	Boot Barn Holdings Inc(a)	1,365,650
5,376	Burlington Stores Inc(a)	1,281,262
20,532	Champion Homes Inc(a)	1,945,612
31,275	Core & Main Inc Class A(a)	1,510,895
18,813	IMAX Corp(a)	495,723
97,384	International Game Technology PLC	1,583,464
42,536	Life Time Group Holdings Inc(a)	1,284,587
89,317	Lions Gate Entertainment Corp Class B(a)	707,391
16,053	Ollie's Bargain Outlet Holdings Inc(a)	1,867,927
28,843	On Holding AG Class A(a)	1,266,785
16,560	OneSpaWorld Holdings Ltd	278,042
21,887	Patrick Industries Inc	1,850,765
10,704	Sweetgreen Inc Class A(a)	267,814
3,056	VSE Corp(b)	366,689
52,792	Wabash National Corp	583,352
14,241	Warby Parker Inc Class A(a)	259,613
		17,974,316
Consumer, Non-Cyclical — 30.88%
30,028	89bio Inc(a)	218,304
41,736	Adaptive Biotechnologies Corp(a)	310,098
60,367	ADMA Biologics Inc(a)	1,197,681
135,732	Amicus Therapeutics Inc(a)	1,107,573
6,643	Arcellx Inc(a)(b)	435,781
74,796	ARS Pharmaceuticals Inc(a)(b)	940,934
62,135	Artivion Inc(a)	1,527,278
124,809	Avantor Inc(a)	2,023,154
8,961	Axsome Therapeutics Inc(a)	1,045,121
23,048	Azenta Inc(a)	798,383
9,344	Beta Bionics Inc(a)(b)	114,371
22,687	Biohaven Ltd(a)	545,395
54,939	BioLife Solutions Inc(a)	1,254,807
14,313	Blueprint Medicines Corp(a)	1,266,844
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
57,478	Butterfly Network Inc(a)	$ 131,050
20,673	CareDx Inc(a)	366,946
38,137	Celsius Holdings Inc(a)	1,358,440
22,525	Centessa Pharmaceuticals PLC ADR(a)	323,910
12,630	Ceribell Inc(a)	242,622
14,097	Chefs' Warehouse Inc(a)	767,723
14,070	CONMED Corp	849,687
4,236	CRA International Inc	733,675
16,245	CVRx Inc(a)(b)	198,676
23,917	Cytokinetics Inc(a)	961,224
101,112	Dynavax Technologies Corp(a)	1,311,423
11,251	elf Beauty Inc(a)	706,450
7,979	Enliven Therapeutics Inc(a)(b)	157,027
21,114	Evolus Inc(a)	254,001
6,840	FTI Consulting Inc(a)	1,122,307
5,567	GeneDx Holdings Corp(a)	493,041
24,731	Haemonetics Corp(a)	1,571,655
13,065	HealthEquity Inc(a)	1,154,554
9,147	ICON PLC(a)	1,600,634
27,132	Insmed Inc(a)	2,069,900
12,361	iRhythm Technologies Inc(a)	1,293,950
7,176	Janux Therapeutics Inc(a)	193,752
10,121	KinderCare Learning Cos Inc(a)(b)	117,302
46,060	Kiniksa Pharmaceuticals International PLC(a)	1,022,993
2,023	LENZ Therapeutics Inc(a)	52,011
33,057	LiveRamp Holdings Inc(a)	864,110
15,095	Mirum Pharmaceuticals Inc(a)	680,030
20,249	Natural Grocers by Vitamin Cottage Inc	814,010
90,490	Neogen Corp(a)	784,548
10,879	Neurocrine Biosciences Inc(a)	1,203,217
19,081	NeuroPace Inc(a)	234,505
126,239	Ocular Therapeutix Inc(a)	925,332
31,789	Oddity Tech Ltd Class A(a)(b)	1,375,192
23,376	Paymentus Holdings Inc Class A(a)	610,114
54,046	Payoneer Global Inc(a)	395,076
20,788	Performance Food Group Co(a)	1,634,560
6,695	PROCEPT BioRobotics Corp(a)	390,051
10,096	RB Global Inc	1,012,629
5,427	Rhythm Pharmaceuticals Inc(a)	287,468
10,082	Sarepta Therapeutics Inc(a)	643,433
19,935	Scholar Rock Holding Corp(a)	640,910
15,742	Shift4 Payments Inc Class A(a)(b)	1,286,279
2,240	Soleno Therapeutics Inc(a)	160,048
23,825	SpringWorks Therapeutics Inc(a)	1,051,397
68,467	Stevanato Group Spa	1,398,096
4,419	Stride Inc(a)	559,004
162,105	SunOpta Inc(a)	787,830
22,709	Tarsus Pharmaceuticals Inc(a)	1,166,561
10,184	TransMedics Group Inc(a)(b)	685,180
22,926	Travere Therapeutics Inc(a)	410,834
3,895	Twist Bioscience Corp(a)	152,918
1,098	UFP Technologies Inc(a)(b)	221,478

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,243	Ultragenyx Pharmaceutical Inc(a)	$ 914,049
20,543	uniQure NV(a)	217,756
36,889	Universal Technical Institute Inc(a)	947,310
31,963	Valvoline Inc(a)	1,112,632
12,891	Vaxcyte Inc(a)	486,764
5,914	Vera Therapeutics Inc(a)	142,054
9,571	Veracyte Inc(a)	283,780
4,777	Vericel Corp(a)	213,150
83,750	Verra Mobility Corp(a)	1,885,213
15,379	Vita Coco Co Inc(a)	471,366
12,465	Vital Farms Inc(a)	379,809
10,006	Willdan Group Inc(a)	407,444
4,316	Xenon Pharmaceuticals Inc(a)	144,802
		59,821,616
Energy — 1.91%
24,698	Civitas Resources Inc	861,713
43,251	Flowco Holdings Inc Class A(a)	1,109,388
54,720	TechnipFMC PLC	1,734,077
		3,705,178
Financial — 12.21%
58,446	Baldwin Insurance Group Inc(a)	2,611,952
40,836	Bowhead Specialty Holdings Inc(a)	1,659,983
16,896	Coastal Financial Corp(a)	1,527,567
27,875	Core Scientific Inc(a)	201,815
30,969	Essent Group Ltd	1,787,531
7,864	Evercore Inc Class A	1,570,598
13,548	FTAI Aviation Ltd	1,504,235
26,473	Glacier Bancorp Inc	1,170,636
8,624	Marex Group PLC	304,600
11,097	Palomar Holdings Inc(a)	1,521,177
1,407	Piper Sandler Cos	348,458
32,832	Ryan Specialty Holdings Inc	2,425,300
37,194	Skyward Specialty Insurance Group Inc(a)	1,968,306
22,628	Stifel Financial Corp	2,132,915
27,178	Triumph Financial Inc(a)	1,570,888
35,069	Virtu Financial Inc Class A	1,336,830
		23,642,791
Industrial — 16.39%
17,050	AAON Inc	1,332,116
21,760	AAR Corp(a)	1,218,342
16,237	Advanced Drainage Systems Inc	1,764,150
13,484	Advanced Energy Industries Inc	1,285,160
4,672	Argan Inc	612,826
27,435	AZEK Co Inc(a)	1,341,297
10,578	Boise Cascade Co	1,037,596
35,807	CECO Environmental Corp(a)	816,400
10,514	Chart Industries Inc(a)(b)	1,517,801
Shares		Fair Value
Industrial — (continued)
19,895	Construction Partners Inc Class A(a)	$ 1,429,854
8,428	Dycom Industries Inc(a)	1,283,922
27,116	Flowserve Corp	1,324,345
8,851	Generac Holdings Inc(a)	1,120,979
11,931	Intuitive Machines Inc(a)	88,886
14,107	Itron Inc(a)	1,477,849
11,779	JBT Marel Corp	1,439,394
14,281	Kirby Corp(a)	1,442,524
24,598	Knight-Swift Transportation Holdings Inc	1,069,767
60,107	Kratos Defense & Security Solutions Inc(a)	1,784,577
5,295	Limbach Holdings Inc(a)	394,319
15,738	Modine Manufacturing Co(a)	1,207,891
36,030	Montrose Environmental Group Inc(a)(b)	513,788
10,330	MYR Group Inc(a)	1,168,220
3,735	OSI Systems Inc(a)	725,860
2,335	Powell Industries Inc	397,721
6,461	Primoris Services Corp	370,926
13,398	SPX Technologies Inc(a)	1,725,394
2,505	Sterling Infrastructure Inc(a)	283,591
8,513	Xometry Inc Class A(a)	212,144
41,420	Zurn Elkay Water Solutions Corp	1,366,032
		31,753,671
Technology — 23.19%
17,885	Agilysys Inc(a)	1,297,378
20,037	Alkami Technology Inc(a)	525,971
39,783	Allegro MicroSystems Inc(a)	999,747
7,219	Ambarella Inc(a)	363,332
17,446	ASGN Inc(a)	1,099,447
79,254	Box Inc Class A(a)	2,445,778
35,278	Braze Inc Class A(a)	1,272,830
25,712	Cellebrite Di Ltd(a)	499,584
47,917	Confluent Inc Class A(a)	1,123,175
5,941	CyberArk Software Ltd(a)	2,008,058
65,275	DoubleVerify Holdings Inc(a)	872,727
78,100	Evolent Health Inc Class A(a)	739,607
31,236	FormFactor Inc(a)	883,667
43,468	Grid Dynamics Holdings Inc(a)	680,274
47,747	JFrog Ltd(a)	1,527,904
38,802	KBR Inc	1,932,728
12,854	Life360 Inc(a)(b)	493,465
16,906	Lumentum Holdings Inc(a)(b)	1,053,920
42,525	nCino Inc(a)	1,168,162
20,004	Nutanix Inc Class A(a)	1,396,479
6,181	Onto Innovation Inc(a)	750,003
36,900	PAR Technology Corp(a)	2,263,446
57,065	Phreesia Inc(a)	1,458,581
45,286	Privia Health Group Inc(a)	1,016,671
20,245	Procore Technologies Inc(a)	1,336,575
16,695	PTC Inc(a)	2,586,890
24,720	Pure Storage Inc Class A(a)	1,094,354
60,946	SentinelOne Inc Class A(a)	1,107,998
26,201	Sprout Social Inc Class A(a)	576,160

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
30,793	SS&C Technologies Holdings Inc	$ 2,572,139
21,403	Synaptics Inc(a)	1,363,799
12,049	Teradyne Inc	995,247
43,556	Varonis Systems Inc(a)	1,761,840
38,483	Vertex Inc Class A(a)	1,347,290
12,482	Viant Technology Inc Class A(a)	154,902
43,128	Waystar Holding Corp(a)	1,611,262
47,494	Weave Communications Inc(a)	526,709
		44,908,099
TOTAL COMMON STOCK — 98.74% (Cost $193,480,335)		$191,267,746
GOVERNMENT MONEY MARKET MUTUAL FUNDS
6,772,083	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.29%(d)	6,772,083
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.50% (Cost $6,772,083)		$6,772,083
TOTAL INVESTMENTS — 102.24% (Cost $200,252,418)		$198,039,829
OTHER ASSETS & LIABILITIES, NET — (2.24)%		$(4,336,233)
TOTAL NET ASSETS — 100.00%		$193,703,596
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.73%
13,200	AdvanSix Inc	$ 298,980
24,900	American Vanguard Corp	109,560
39,841	Cabot Corp	3,312,381
24,100	Constellium SE(a)	243,169
322,787	Ecovyst Inc	2,001,279
21,599	Hawkins Inc	2,287,766
39,600	Huntsman Corp	625,284
7,800	Ingevity Corp(a)	308,802
3,100	Innospec Inc	293,725
141,565	Magnera Corp	2,570,821
26,800	Mercer International Inc	164,820
24,000	Olin Corp	581,760
4,200	Sylvamo Corp	281,694
		13,080,041
Communications — 2.13%
8,400	Aviat Networks Inc(a)	161,028
30,219	Cogent Communications Holdings Inc	1,852,727
7,300	ePlus Inc(a)	445,519
28,300	National CineMedia Inc	165,272
33,400	Shutterstock Inc	622,242
52,400	Stagwell Inc(a)	317,020
30,700	TEGNA Inc	559,354
87,899	United States Cellular Corp(a)(b)	6,078,216
		10,201,378
Consumer, Cyclical — 14.85%
52,693	Academy Sports & Outdoors Inc(b)	2,403,328
30,200	Accel Entertainment Inc(a)	299,584
41,100	Adient PLC(a)	528,546
7,000	Advance Auto Parts Inc(b)	274,470
32,121	Allison Transmission Holdings Inc	3,073,016
1,100	Asbury Automotive Group Inc(a)	242,924
65,321	Atlanta Braves Holdings Inc Class C(a)	2,613,493
79,372	Bath & Body Works Inc	2,406,559
19,878	Beacon Roofing Supply Inc(a)	2,458,908
4,800	Beazer Homes USA Inc(a)	97,872
54,800	Bloomin' Brands Inc	392,916
85,212	Blue Bird Corp(a)	2,758,312
20,241	Boot Barn Holdings Inc(a)	2,174,491
41,876	Brunswick Corp	2,255,023
8,000	Carter's Inc	327,200
4,400	Century Communities Inc	295,240
20,049	Champion Homes Inc(a)	1,899,843
26,760	Churchill Downs Inc	2,972,233
27,688	Crocs Inc(a)	2,940,466
8,900	Dave & Buster's Entertainment Inc(a)	156,373
126,300	Denny's Corp(a)	463,521
20,000	Douglas Dynamics Inc	464,600
25,500	El Pollo Loco Holdings Inc(a)	262,650
Shares		Fair Value
Consumer, Cyclical — (continued)
19,500	Fox Factory Holding Corp(a)	$ 455,130
11,500	G-III Apparel Group Ltd(a)	314,525
375,801	Garrett Motion Inc	3,145,454
27,200	Gentex Corp	633,760
21,275	Global Industrial Co	476,560
35,800	Goodyear Tire & Rubber Co(a)	330,792
6,400	Green Brick Partners Inc(a)	373,184
1,120	Group 1 Automotive Inc	427,784
25,500	Harley-Davidson Inc	643,875
23,200	Haverty Furniture Cos Inc	457,504
16,000	Hilton Grand Vacations Inc(a)	598,560
13,900	Interface Inc	275,776
40,800	International Game Technology PLC	663,408
7,379	JAKKS Pacific Inc	182,040
9,800	Johnson Outdoors Inc Class A	243,432
48,325	KB Home	2,808,649
7,200	Lear Corp	635,184
50,600	Leggett & Platt Inc	400,246
4,000	LGI Homes Inc(a)	265,880
3,000	M/I Homes Inc(a)	342,540
8,800	MarineMax Inc(a)	189,200
8,400	Marriott Vacations Worldwide Corp	539,616
84,700	Methode Electronics Inc	540,386
4,900	Miller Industries Inc	207,613
31,100	MillerKnoll Inc	595,254
3,900	Monarch Casino & Resort Inc	303,225
198,629	MRC Global Inc(a)	2,280,261
7,400	MSC Industrial Direct Co Inc Class A	574,758
22,900	OneWater Marine Inc Class A(a)(b)	370,522
9,200	Oxford Industries Inc(b)	539,764
4,400	Papa John's International Inc	180,752
2,400	PC Connection Inc	149,808
59,300	PetMed Express Inc(a)(b)	248,467
6,800	Phinia Inc	288,524
15,000	Polaris Inc	614,100
46,766	Pursuit Attractions & Hospitality Inc(a)	1,655,049
4,300	PVH Corp	277,952
32,200	Resideo Technologies Inc(a)	569,940
4,900	REV Group Inc	154,840
11,250	Rush Enterprises Inc Class A	600,862
17,600	ScanSource Inc(a)	598,576
9,300	Signet Jewelers Ltd	539,958
50,183	Six Flags Entertainment Corp	1,790,028
9,100	Sonic Automotive Inc Class A	518,336
45,900	Steelcase Inc Class A	503,064
13,600	Steven Madden Ltd	362,304
13,100	Sun Country Airlines Holdings Inc(a)	161,392
5,100	Thor Industries Inc(b)	386,631
36,100	Titan Machinery Inc(a)	615,144
12,200	Travel + Leisure Co	564,738
14,700	Tri Pointe Homes Inc(a)	469,224
1,500	UniFirst Corp	261,000
12,300	United Parks & Resorts Inc(a)	559,158

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
8,400	Visteon Corp(a)	$ 652,008
33,674	VSE Corp(b)	4,040,543
47,600	Wabash National Corp	525,980
68,846	YETI Holdings Inc(a)	2,278,803
		71,143,631
Consumer, Non-Cyclical — 15.35%
8,800	ABM Industries Inc	416,768
12,000	Acadia Healthcare Co Inc(a)	363,840
20,264	Addus HomeCare Corp(a)	2,003,907
1,600	Adtalem Global Education Inc(a)	161,024
440,412	Alight Inc Class A	2,611,643
57,206	Alkermes PLC(a)	1,888,942
15,600	Amphastar Pharmaceuticals Inc(a)	452,244
12,700	Andersons Inc	545,211
50,527	ANI Pharmaceuticals Inc(a)	3,382,783
9,600	Astrana Health Inc(a)	297,696
25,360	BellRing Brands Inc(a)	1,888,306
7,400	Brink's Co	637,584
7,900	Cass Information Systems Inc	341,675
8,700	Central Garden & Pet Co(a)	318,942
44,943	Collegium Pharmaceutical Inc(a)	1,341,549
26,486	Colliers International Group Inc	3,212,752
196,393	Concentra Group Holdings Parent Inc	4,261,728
16,000	Edgewell Personal Care Co	499,360
107,723	Embecta Corp	1,373,468
26,238	Emerald Holding Inc(b)	103,115
8,300	Ennis Inc	166,747
15,700	Envista Holdings Corp(a)	270,982
6,500	Euronet Worldwide Inc(a)	694,525
8,600	Forrester Research Inc(a)	79,464
4,500	Franklin Covey Co(a)	124,290
48,991	Haemonetics Corp(a)	3,113,378
66,200	Hain Celestial Group Inc(a)	274,730
62,400	Healthcare Services Group Inc(a)	628,992
11,200	Heidrick & Struggles International Inc	479,696
10,700	Helen of Troy Ltd(a)	572,343
17,072	Herc Holdings Inc	2,292,257
1,300	Huron Consulting Group Inc(a)	186,485
37,000	Inmode Ltd(a)	656,380
9,600	Insperity Inc	856,608
1,200	Interparfums Inc	136,644
10,798	J & J Snack Foods Corp	1,422,313
6,500	John B Sanfilippo & Son Inc	460,590
56,758	John Wiley & Sons Inc Class A	2,529,137
13,000	Kforce Inc	635,570
52,803	Korn Ferry	3,581,628
27,440	Lantheus Holdings Inc(a)	2,678,144
17,400	Laureate Education Inc(a)	355,830
14,200	LivaNova PLC(a)	557,776
12,000	ManpowerGroup Inc	694,560
4,100	MGP Ingredients Inc	120,458
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,800	National Research Corp	$ 87,040
180,693	Nomad Foods Ltd	3,550,617
93,706	Option Care Health Inc(a)	3,275,025
28,523	Post Holdings Inc(a)	3,318,936
102,534	Quanex Building Products Corp	1,906,107
63,300	Resources Connection Inc	413,982
149,295	Select Medical Holdings Corp	2,493,226
58,900	SIGA Technologies Inc(a)	322,772
84,286	Supernus Pharmaceuticals Inc(a)	2,760,366
46,000	TrueBlue Inc(a)	244,260
4,842	UFP Technologies Inc(a)	976,680
5,700	Utah Medical Products Inc	319,428
21,366	WEX Inc(a)	3,354,889
41,900	WK Kellogg Co(b)	835,067
		73,530,459
Energy — 6.98%
110,977	Antero Resources Corp(a)	4,487,910
342,068	Baytex Energy Corp(b)	762,812
66,946	California Resources Corp	2,943,616
20,400	Core Laboratories Inc	305,796
64,587	Crescent Energy Co Class A	725,958
28,500	CVR Energy Inc	552,900
49,000	Delek US Holdings Inc	738,430
11,800	Excelerate Energy Inc Class A	338,424
66,100	Expro Group Holdings NV(a)	657,034
38,300	Innovex International Inc(a)	687,868
320,800	Kosmos Energy Ltd(a)	731,424
29,200	Liberty Energy Inc	462,236
19,800	Murphy Oil Corp(b)	562,320
58,600	National Energy Services Reunited Corp(a)	431,296
86,400	NextDecade Corp(a)	672,192
89,456	Noble Corp PLC	2,120,107
89,659	Northern Oil & Gas Inc	2,710,391
44,100	NOV Inc	671,202
294,941	NPK International Inc(a)	1,713,607
74,831	Oceaneering International Inc(a)	1,632,064
54,600	Oil States International Inc(a)	281,190
39,000	Par Pacific Holdings Inc(a)	556,140
32,300	PBF Energy Inc Class A	616,607
43,300	ProFrac Holding Corp Class A(a)(b)	328,647
58,200	ProPetro Holding Corp(a)	427,770
14,900	REX American Resources Corp(a)	559,793
75,400	RPC Inc	414,700
40,000	Select Water Solutions Inc	420,000
67,600	Talos Energy Inc(a)	657,072
51,017	Tidewater Inc(a)	2,156,488
143,800	VAALCO Energy Inc	540,688
33,100	Vital Energy Inc(a)	702,382
35,132	Weatherford International PLC	1,881,319
		33,450,383

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — 27.73%
7,800	1st Source Corp	$ 466,518
37,902	Agree Realty Corp REIT	2,925,655
64,980	Air Lease Corp	3,139,184
1,500	Alexander's Inc REIT	313,740
29,200	Ambac Financial Group Inc(a)	255,500
22,100	Amerant Bancorp Inc	456,144
15,000	American Assets Trust Inc REIT	302,100
64,940	Ameris Bancorp	3,738,596
39,500	Apollo Commercial Real Estate Finance Inc REIT	378,015
52,900	Ares Commercial Real Estate Corp REIT(b)	244,927
5,800	Arrow Financial Corp	152,482
20,000	Associated Banc-Corp	450,600
3,600	Assured Guaranty Ltd	317,160
41,278	Banc of California Inc	585,735
8,600	Bank of Marin Bancorp	189,802
16,900	BankUnited Inc	582,036
5,400	BayCom Corp	135,918
18,300	Berkshire Hills Bancorp Inc	477,447
12,200	Bread Financial Holdings Inc	610,976
16,500	Bridgewater Bancshares Inc(a)	229,185
64,900	BrightSpire Capital Inc REIT	360,844
53,800	Brookline Bancorp Inc	586,420
5,200	Burke & Herbert Financial Services Corp	291,772
93,334	Cadence Bank	2,833,620
10,600	California Bancorp(a)	151,898
8,200	Camden National Corp	331,854
5,300	Capital Bancorp Inc	150,149
110,400	Capitol Federal Financial Inc	618,240
9,500	Carter Bankshares Inc(a)	153,710
7,200	Cathay General Bancorp	309,816
17,100	Central Pacific Financial Corp	462,384
8,000	Civista Bancshares Inc	156,320
50,800	Claros Mortgage Trust Inc REIT	189,484
13,000	CNB Financial Corp	289,250
18,600	CNO Financial Group Inc	774,690
17,900	Columbia Banking System Inc	446,426
7,000	Community Trust Bancorp Inc	352,520
25,300	ConnectOne Bancorp Inc	615,043
54,300	Cushman & Wakefield PLC(a)	554,946
2,200	Diamond Hill Investment Group Inc	314,248
58,300	DiamondRock Hospitality Co REIT	450,076
10,100	Dime Community Bancshares Inc	281,588
86,600	Douglas Elliman Inc(a)	148,952
27,400	Eagle Bancorp Inc	575,400
65,100	Empire State Realty Trust Inc Class A REIT	509,082
65,998	Employers Holdings Inc	3,342,139
18,300	Enact Holdings Inc	635,925
8,300	Enterprise Financial Services Corp	446,042
10,500	Essent Group Ltd	606,060
Shares		Fair Value
Financial — (continued)
3,800	Evans Bancorp Inc	$ 148,086
13,500	F&G Annuities & Life Inc(b)	486,675
7,790	Farmers National Banc Corp	101,659
25,765	Federal Agricultural Mortgage Corp Class C	4,831,195
17,400	Federated Hermes Inc	709,398
115,388	Fidelis Insurance Holdings Ltd	1,869,286
18,100	Financial Institutions Inc	451,776
47,926	First Busey Corp	1,035,202
6,500	First Financial Corp	318,370
93,021	First Foundation Inc	482,779
24,200	First Hawaiian Inc	591,448
8,000	First Internet Bancorp	214,240
16,100	First Interstate BancSystem Inc Class A	461,265
4,296	First Merchants Corp	173,730
4,600	First Mid Bancshares Inc	160,540
14,000	First of Long Island Corp	172,900
2,400	Five Star Bancorp	66,720
53,500	Flagstar Financial Inc	621,670
41,200	Flushing Financial Corp	523,240
83,250	Granite Point Mortgage Trust Inc REIT	216,450
5,600	Great Southern Bancorp Inc	310,072
72,129	Hanmi Financial Corp	1,634,443
3,100	Hanover Insurance Group Inc	539,245
66,800	Heritage Commerce Corp	635,936
16,400	Heritage Financial Corp	399,012
19,900	Hilltop Holdings Inc	605,955
1,900	Hingham Institution For Savings	451,820
2,800	Home Bancorp Inc	125,440
158,176	Home BancShares Inc	4,471,635
12,700	HomeStreet Inc(a)	149,098
233,814	Hope Bancorp Inc	2,448,033
17,100	Horace Mann Educators Corp	730,683
29,100	Horizon Bancorp Inc	438,828
8,100	Independent Bank Corp	507,465
27,700	International Money Express Inc(a)	349,574
70,600	Kearny Financial Corp	441,956
53,195	Kemper Corp	3,556,086
12,900	Legacy Housing Corp(a)	325,338
9,000	Lincoln National Corp	323,190
7,400	Live Oak Bancshares Inc	197,284
9,000	Marcus & Millichap Inc	310,050
97,531	Marex Group PLC	3,444,795
22,122	McGrath RentCorp	2,464,391
6,800	Mercantile Bank Corp	295,392
15,800	Merchants Bancorp	584,600
3,300	Mercury General Corp	184,470
20,100	MGIC Investment Corp	498,078
6,200	Mid Penn Bancorp Inc	160,642
14,100	Midland States Bancorp Inc	241,392
11,600	MidWestOne Financial Group Inc	343,476
49,500	Navient Corp	625,185
27,300	NB Bancorp Inc(a)	493,311
16,200	NMI Holdings Inc(a)	584,010

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,407	Northeast Bank	$ 128,797
45,700	Northfield Bancorp Inc	498,587
3,800	Northrim BanCorp Inc	278,236
35,600	OceanFirst Financial Corp	605,556
12,800	Origin Bancorp Inc	443,776
25,900	Pacific Premier Bancorp Inc	552,188
51,700	Park Hotels & Resorts Inc REIT	552,156
13,700	Peapack-Gladstone Financial Corp	389,080
52,500	Pebblebrook Hotel Trust REIT	531,825
3,200	Peoples Financial Services	142,304
82,697	Perella Weinberg Partners	1,521,625
40,264	Pinnacle Financial Partners Inc	4,269,595
47,689	Popular Inc	4,405,033
55,989	PotlatchDeltic Corp REIT	2,526,224
8,040	Preferred Bank	672,626
21,300	ProAssurance Corp(a)	497,355
55,901	Prosperity Bancshares Inc	3,989,654
34,903	Provident Financial Services Inc	599,284
20,100	Radian Group Inc	664,707
9,500	RBB Bancorp	156,750
18,000	RMR Group Inc Class A	299,700
4,000	Selective Insurance Group Inc	366,160
69,900	Seritage Growth Properties Class A(a)(b)	225,777
12,451	Shore Bancshares Inc	168,587
7,400	Sierra Bancorp	206,312
29,900	Simmons First National Corp Class A	613,847
83,726	Skyward Specialty Insurance Group Inc(a)	4,430,780
21,600	SLM Corp	634,392
4,800	South Plains Financial Inc	158,976
5,600	Southern Missouri Bancorp Inc	291,312
44,229	SouthState Corp	4,105,336
81,008	STAG Industrial Inc REIT	2,926,009
6,900	Stewart Information Services Corp	492,315
38,039	Stifel Financial Corp	3,585,556
4,700	Tompkins Financial Corp	296,006
5,300	Towne Bank	181,207
11,300	TriCo Bancshares	451,661
15,500	TrustCo Bank Corp	472,440
7,800	United Fire Group Inc	229,788
16,200	Univest Financial Corp	459,432
49,100	Valley National Bancorp	436,499
26,300	Veritex Holdings Inc	656,711
3,580	Virtus Investment Partners Inc	617,049
22,240	WaFd Inc	635,619
20,100	Washington Trust Bancorp Inc	620,286
19,280	Wesbanco Inc	596,909
48,379	Western Alliance Bancorp	3,716,958
56,800	Western Union Co	600,944
330	White Mountains Insurance Group Ltd	635,517
43,738	Wintrust Financial Corp	4,918,775
		132,854,350
Shares		Fair Value
Industrial — 16.97%
43,500	AerSale Corp(a)	$ 325,815
8,500	Albany International Corp Class A	586,840
6,600	American Woodmark Corp(a)	388,278
10,100	Apogee Enterprises Inc	467,933
44,079	Arcosa Inc	3,399,372
2,200	Armstrong World Industries Inc	309,936
6,200	Arrow Electronics Inc(a)	643,746
7,200	Atkore Inc	431,928
99,535	Atmus Filtration Technologies Inc	3,655,921
12,200	Avnet Inc	586,698
1,800	AZZ Inc	150,498
45,338	Bel Fuse Inc Class B	3,394,003
1,500	Belden Inc	150,375
2,300	Brady Corp Class A	162,472
8,000	Cactus Inc Class A	366,640
105,143	CECO Environmental Corp(a)	2,397,260
11,251	Clean Harbors Inc(a)	2,217,572
14,700	Columbus McKinnon Corp	248,871
10,900	Energizer Holdings Inc	326,128
17,400	Fluor Corp(a)	623,268
22,000	Gates Industrial Corp PLC(a)	405,020
9,700	Greenbrier Cos Inc	496,834
48,740	Griffon Corp	3,484,910
29,500	Heartland Express Inc	271,990
23,700	Hillenbrand Inc	572,118
11,800	Insteel Industries Inc	310,340
37,449	International Seaways Inc(b)	1,243,307
3,200	Itron Inc(a)	335,232
82,700	Janus International Group Inc(a)	595,440
58,800	JELD-WEN Holding Inc(a)	351,036
9,003	Kadant Inc(b)	3,033,201
12,700	Kennametal Inc	270,510
19,500	Kimball Electronics Inc(a)	320,775
56,644	Knife River Corp(a)	5,109,855
7,800	L B Foster Co Class A(a)	153,504
31,079	Limbach Holdings Inc(a)	2,314,453
3,900	Lindsay Corp	493,428
10,493	Littelfuse Inc	2,064,393
11,100	Marten Transport Ltd	152,292
57,195	Mercury Systems Inc(a)	2,464,532
33,249	Moog Inc Class A	5,763,714
39,900	Myers Industries Inc	476,007
3,200	National Presto Industries Inc	281,312
15,100	NEXTracker Inc Class A(a)	636,314
1,700	OSI Systems Inc(a)	330,378
5,191	Plexus Corp(a)	665,123
11,822	Powell Industries Inc	2,013,641
7,700	Proto Labs Inc(a)	269,808
106,108	Pure Cycle Corp(a)	1,110,951
4,300	Sanmina Corp(a)	327,574
5,800	Schneider National Inc Class B	132,530
26,800	Sensata Technologies Holding PLC	650,436
10,200	Silgan Holdings Inc	521,424
14,300	Sonoco Products Co	675,532
31,688	TD SYNNEX Corp	3,294,284

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
6,000	Tennant Co	$ 478,500
25,700	Thermon Group Holdings Inc(a)	715,745
7,700	Timken Co	553,399
91,429	TriMas Corp	2,142,182
156,605	TTM Technologies Inc(a)	3,211,969
14,100	Tutor Perini Corp(a)	326,838
32,805	UFP Industries Inc	3,511,447
117,057	Vishay Intertechnology Inc	1,861,206
146,116	Vontier Corp	4,799,911
23,900	World Kinect Corp	677,804
12,200	Worthington Enterprises Inc	611,098
		81,315,851
Technology — 5.38%
39,500	Adeia Inc	522,190
8,200	ASGN Inc(a)	516,764
1,600	Cirrus Logic Inc(a)	159,448
64,096	Concentrix Corp(b)	3,566,301
56,577	Crane NXT Co	2,908,058
10,500	Diodes Inc(a)	453,285
35,357	Donnelley Financial Solutions Inc(a)	1,545,455
54,198	Five9 Inc(a)	1,471,476
9,600	IPG Photonics Corp(a)	606,144
91,874	Kyndryl Holdings Inc(a)(b)	2,884,843
9,700	Maximus Inc	661,443
25,938	MKS Instruments Inc	2,078,931
124,674	PagerDuty Inc(a)	2,277,794
28,300	Photronics Inc(a)	587,508
50,566	Sandisk Corp(a)	2,407,447
1,600	Science Applications International Corp	179,632
54,121	V2X Inc(a)	2,654,635
28,700	ZoomInfo Technologies Inc(a)	287,000
		25,768,354
Utilities — 4.49%
17,800	Avista Corp	745,286
Shares		Fair Value
Utilities — (continued)
11,400	Black Hills Corp	$ 691,410
194,853	MDU Resources Group Inc	3,294,964
15,900	Northwest Natural Holding Co	679,248
12,100	Northwestern Energy Group Inc	700,227
6,500	Otter Tail Corp	522,405
16,500	Portland General Electric Co	735,900
11,200	SJW Group	612,528
8,600	Southwest Gas Holdings Inc	617,480
10,100	Spire Inc	790,325
23,380	Talen Energy Corp(a)	4,668,284
69,187	TXNM Energy Inc	3,700,121
105,023	UGI Corp	3,473,111
5,100	Unitil Corp	294,219
		21,525,508
TOTAL COMMON STOCK — 96.61% (Cost $437,005,419)		$462,869,955
GOVERNMENT MONEY MARKET MUTUAL FUNDS
17,948,848	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.29%(d)	17,948,848
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.75% (Cost $17,948,848)		$17,948,848
TOTAL INVESTMENTS — 100.36% (Cost $454,954,267)		$480,818,803
OTHER ASSETS & LIABILITIES, NET — (0.36)%		$(1,732,605)
TOTAL NET ASSETS — 100.00%		$479,086,198

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2025, all of the Fund's investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following table represents the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	128
Average notional long	$14,112,588

March 31, 2025